Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Summary of Inventory
The Company’s inventory consisted of the following as of September 30, 2021 and December 31, 2020, respectively (in thousands):

	September 30, 2021	December 31, 2020
Finished goods	$3,338	$1,351
Raw materials	2,788	2,277
Work in process	2,684	2,359
Tooling	363	338

Total	$9,173	$6,325

The Company’s inventory consisted of the following at December 31, 2020 and 2019, respectively (in thousands):

	December 31, 2020	December 31, 2019
Finished goods	$1,351	$352
Raw materials	2,277	1,272
Work in process	2,359	73
Tooling	338	—

Total	$6,325	$1,697